Related parties - Impact to income statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related parties
Loans to customers - amortised cost	£ 418,881	£ 400,326
Customer deposits	£ 442,998	433,490
Related party, minimum ownership interest held (in %)	10.00%
Associates, joint ventures and equity shares
Related parties
Investments accounted for using equity method and other equity investments	£ 754	812
Loans to customers - amortised cost	4	4
Customer deposits	1	2
Other comprehensive income	33	(22)
Other operating income	79	19
Associates and joint ventures
Related parties
Investments accounted for using equity method	753	690
Customer deposits	1	1
Other operating income	69	19
Equity Shares
Related parties
Investments other than investments accounted for using equity method	1	122
Loans to customers - amortised cost	4	4
Customer deposits		1
Other comprehensive income	33	£ (22)
Other operating income	£ 10
Related party, minimum ownership interest held (in %)	10.00%